Income Taxes	6 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income taxes

Note 11 – Income taxes

(a)	Corporate income tax

Under the current laws of the Cayman Islands, HHT is not subject to tax on income or capital gains. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed. BVI-ACM and Sunway Kids were incorporated in the British Virgin Islands ("BVI"), where its income tax rate is 0% under current BVI law.

CACM

CACM is organized in the United States. CACM had no taxable income for United States income tax purposes for the six months ended December 31, 2019. As of December 31, 2019, CACM's net operating loss carry forward for United States income taxes was approximately $0.2 million. The net operating loss carry forwards are available to reduce future years' taxable income for unlimited years but limited to 80% use per year. Management believes that the realization of the benefits from these losses appears uncertain due to the Company's operating history and continued losses in the United States. Accordingly, the Company has provided a 100% valuation allowance on the deferred tax asset of $59,239 to reduce the asset to zero. Management reviews this valuation allowance periodically and makes changes accordingly.

China-ACMH and VIE-Chinese operations

China-ACMH and Xin Ao are governed by the income tax laws of the PRC. Income tax provisions with respect to operations in the PRC are calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Chinese Enterprise Income Tax ("EIT") law, the statutory corporate income tax rate applicable to most companies is 25%. In 2009, Xin Ao applied and received an Enterprise High-Tech Certificate. The High-Tech Certificate is required to be renewed every 3 years. The certificate was awarded based on Xin Ao's involvement in producing high-tech products, its research and development, as well as its technical services. As granted by the State Administration of Taxation of the PRC, Xin Ao was entitled to a reduction in its income tax rate from 25% to 15% until July 21, 2018. The certificate was renewed, and the reduction in tax rate has been extended to November 30, 2021.

The EIT Law imposes a 10% withholding income tax, subject to reduction based on tax treaties where applicable, for dividends distributed by a foreign invested enterprise to its immediate holding company outside China. Such dividends were exempted from PRC tax under the previous income tax laws and regulations. The Company intends to permanently reinvest undistributed earnings of its Chinese operations located in the PRC. As a result, there is no deferred tax expense related to withholding tax on the future repatriation of these earnings.

Loss before provision for income taxes consisted of:

	For the six months ended December 31, 2019	For the six months ended December 31, 2018
	(unaudited)	(unaudited)
Cayman and BVI	$(2,322,496)	$(2,777,778)
PRC	(5,179,544)	(293,935)
	$(7,502,040)	$(3,071,713)

Significant components of deferred tax assets were as follows:

	December 31, 2019	June 30, 2019
Deferred tax assets	(unaudited)
Allowance for doubtful accounts	$3,774,698	$3,248,050
Accrued claims charges	1,181,300	1,139,526
Impairment loss of long-lived assets	393,673	393,673
Net operating loss carryforward in China	688,721	477,887
Net operating loss carryforward in the U.S.	10,098	39,662
Valuation allowance	(6,048,490)	(5,298,798)
Total net deferred tax assets	$-	$-

As of December 31, 2019 and June 30, 2019, the Company believes it is more likely than not that its PRC operations will be unable to fully utilize its net deferred tax assets related to its allowance for doubtful accounts, impairment loss of long-lived assets and the net operating loss carryforwards in the PRC. If the Company is unable to generate taxable income in its PRC operations, it is more likely than not that it will not have sufficient income to utilize its deferred tax assets. As of December 31, 2019, the Company has net operating loss carry forwards in the PRC that expire through June 30, 2024. As a result, the Company provided a 100% valuation allowance on its net deferred tax assets of approximately $6.0 million and $5.3 million related to its operations in the PRC as of December 31, 2019 and June 30, 2019, respectively.

Changes in the value allowance for deferred tax assets increased by $749,692 from $5,298,798 at June 30, 2019 to $6,048,490 at December 31, 2019 and increased by $1,113,182 from $4,185,616 at June 30, 2018 to $5,298,798 at June 30, 2019.

As of December 31, 2019 and June 30, 2019, the Company had $151,388 and $80,860 of other business taxes (principally VAT) payable, respectively.

(b)	Uncertain tax positions

There were no uncertain tax positions As of December 31, 2019 and June 30, 2019, Management does not anticipate any potential future adjustments which would result in a material change to its tax positions. For the six months ended December 31, 2019 and 2018, the Company did not incur any tax related interest or penalties.